Note 2 - Acquisitions Of Businesses (Details) (USD $)	3 Months Ended		12 Months Ended	9 Months Ended			10 Months Ended	3 Months Ended					3 Months Ended			1 Months Ended	3 Months Ended				1 Months Ended		6 Months Ended			9 Months Ended		0 Months Ended	1 Months Ended			2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Successor [Member] MacDermid [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2012 Predecessor [Member] Trademarks [Member] Specialty Chemical Business [Member]	Oct. 31, 2013 Predecessor [Member] MacDermid [Member]	Mar. 31, 2012 Predecessor [Member] Specialty Chemical Business [Member]	Dec. 31, 2013 Predecessor [Member] Specialty Chemical Business [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2014 Selling, General and Administrative Expenses [Member] MacDermid [Member]	Mar. 31, 2014 PDH [Member]	Dec. 31, 2013 PDH [Member]	Mar. 31, 2012 MacDermid [Member] Specialty Chemical Business [Member]	Mar. 31, 2014 MacDermid [Member] Specialty Chemical Business [Member]	Dec. 31, 2013 Other Long-term Liabilities [Member] MacDermid [Member]	Mar. 31, 2014 Other Noncurrent Liabilities [Member] MacDermid [Member]	Dec. 31, 2013 Other Noncurrent Liabilities [Member] MacDermid [Member]	Mar. 31, 2014 MacDermid Savings Plan [Member] MacDermid [Member]	Oct. 31, 2013 MacDermid Savings Plan [Member] MacDermid [Member]	Oct. 31, 2013 MacDermid Savings Plan [Member] MacDermid [Member]	Dec. 31, 2013 MacDermid Savings Plan [Member] MacDermid [Member]	Mar. 31, 2014 PDH [Member]	Dec. 31, 2013 MacDermid [Member] Customer Relationships [Member]	Dec. 31, 2013 MacDermid [Member] Developed Technology Rights [Member]	Mar. 04, 2014 MacDermid [Member]	Jan. 31, 2014 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Mar. 04, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Mar. 31, 2014 MacDermid [Member]	Mar. 31, 2014 Customer Relationships [Member]	Dec. 31, 2013 Customer Relationships [Member]	Mar. 31, 2014 Developed Technology Rights [Member]	Dec. 31, 2013 Developed Technology Rights [Member]	Dec. 31, 2013 Minimum [Member] MacDermid [Member] Customer Relationships [Member]	Dec. 31, 2013 Minimum [Member] MacDermid [Member] Developed Technology Rights [Member]	Dec. 31, 2013 Maximum [Member] MacDermid [Member] Customer Relationships [Member]	Dec. 31, 2013 Maximum [Member] MacDermid [Member] Developed Technology Rights [Member]
Note 2 - Acquisitions Of Businesses (Details) [Line Items]
Business Acquisition, Percentage of Ownership																						3.00%	3.00%					3.00%			97.00%
Business Combination, Consideration Transferred		$ 8,900,000														$ 8,900,000															$ 1,800,000,000		$ 1,800,000,000
Business Combination, Consideration Transferred, Liabilities Incurred																															754,200,000		754,200,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																															100,000,000		100,000,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred																													8,540,000	8,540,000
Fair Value Inputs, Discount Rate																															2.00%				2.00%
Fair Value Inputs, Future Value of Cash Payments																														60,000,000	60,000,000		60,000,000	60,000,000	60,000,000
Business Combination, Contingent Consideration, Liability	47,800,000		34,800,000						1,200,000									34,800,000	47,800,000	34,800,000										35,500,000	35,500,000		35,500,000	35,500,000	35,500,000
Business Combination, Acquisition Related Costs				15,200,000			16,925,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners														6.76%	6.76%									3.00%						6.76%	6.76%		6.76%	6.76%	6.76%	6.76%
Annual Maximum Percentage of Holdings Exchanged															25.00%										25.00%
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)														8,900,000	8,900,000
Redeemable 401k Plan Interest			20,972,000		20,972,000																									20,972,000				20,972,000	20,972,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years		15 years					6 years																		16 years	10 years							15 years			16 years	16 years	10 years	10 years	8 years	7 years	20 years	10 years
Business Acquisition, Percentage of Voting Interests Acquired								95.00%								95.00%												3.00%				3.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets								2,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment								2,000,000																						142,800,000				142,800,000	142,800,000
Goodwill	1,001,748,000		1,002,886,000		1,002,886,000			1,900,000		471,796,000	476,232,000	474,581,000																		993,800,000				993,800,000	993,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill								3,000,000																		458,400,000	155,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets						500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles								2,500,000																		458,400,000	155,000,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability													13,000
Payments to Acquire Businesses, Gross																	$ 1,114,000				$ 2,600,000											$ 2,600,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)																					1,670,386											1,670,386